Recently Issued and Adopted Accounting Standards (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Recently Issued And Adopted Accounting Standards Disclosure [Abstract]
Fair value	$ 1,566	$ 0	$ 0